Investment Risks	Jul. 31, 2024
Lord Abbett Emerging Markets Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The eleventh paragraph under “Principal Risks” on page 7 of the summary prospectus and statutory prospectus and first paragraph of the subsection “Emerging Markets Equity Fund” on page 36 of the statutory prospectus, each titled “Non-Diversification Risk,” is removed.